Schedule of Restricted Stock Units (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding, Beginning Balance	11,500,000	7,640,000
Weighted average exercise price, Beginning Balance | $ / shares	$ 0.19	$ 0.12
Number of restricted stock units, granted		7,210,000
Weighted average fair value per award, granted | $ / shares		$ 0.27
Number of restricted stock units, Vested	(10,180,000)
Number of options outstanding, Ending Balance	10,950,000	11,500,000
Weighted average exercise price, Ending Balance | $ / shares	$ 0.18	$ 0.19
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, Beginning Balance
Weighted average exercise price, Beginning Balance | $ / shares
Number of restricted stock units, granted	552,000	4,425,062
Weighted average fair value per award, granted | $ / shares	$ 0.40	$ 0.16
Number of restricted stock units, Vested	(138,000)	(4,425,062)
Weighted average fair value per award, Vested | $ / shares	$ 0.40	$ 0.16
Number of options outstanding, Ending Balance	414,000
Weighted average exercise price, Ending Balance | $ / shares	$ 0.40